Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
5.	RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Company as of June 30, 2025 and December 31, 2024, and for the six months ended June 30, 2025 and 2024:

Name of related parties	Relationship with the Company
Fujian Bafang Shengfeng Logistics Co., Ltd (“Fujian Bafang”)	An equity investee of the Company
Fuzhou Tianyu Shengfeng Industrial Co., Ltd (“Fuzhou Tianyu”)	A company controlled by Yongxu Liu, CEO and Chairman of the Company
Fuzhou Tianyu Shengfeng Property Management Co., Ltd (“Fuzhou Tianyu Management”)	A company under the control of a shareholder
Fuzhou Tianyu Yuanmei Catering Co., Ltd (“Fuzhou Tianyu Catering”)	A company under the control of a shareholder
Fujian Desheng Logistics Co., Ltd (“Fujian Desheng”)	A company under the control of a shareholder
Yongxu Liu	The Company’s CEO and Chairman
Yongteng Liu	CEO’s brother
Fujian Yunlian Shengfeng Industry Co., Ltd., (“Fujian Yunlian”)	Shengfeng VIE’s shareholder
Fuzhou Puhui Technology Co., Ltd	Non-controlling shareholder of Ningde Shengfeng Logistics Co. Ltd.
Chongqing Changjiang River Modeling Material (Group) Co., Ltd. (“Chongqing Changjiang”)	Non-controlling shareholder of Liaoning Tianyu Changsheng Supply Chain Management Co., Ltd.
Zhangwu Changjiang Materials Technology Co., Ltd. (“Zhangwu Changjiang”)	A company under the control of Chongqing Changjiang
Changjiang Modeling Materials (Group) Kezuohou Banner Co., Ltd (“Changjiang Modeling”)	A company under the control of Chongqing Changjiang
Kunshan Changjiang Modeling Materials Co., Ltd. (“Kunshan Changjiang”)	A company under the control of Chongqing Changjiang
Chongqing Changjiang River Modeling Materials (Group) Xiantao Co., Ltd (“Xiantao Modeling”)	A company under the control of Chongqing Changjiang
Chengdu Changjiang Modeling Materials Co., Ltd. (“Chengdu Changjiang”)	A company under the control of Chongqing Changjiang
Shiyan Changjiang Modeling Materials Co., Ltd. (“Shiyan Changjiang”)	A company under the control of Chongqing Changjiang
Chongqing Changjiang Modeling Materials Changzhou Co., Ltd. (“Changzhou Changjiang”)	A company under the control of Chongqing Changjiang

i)	Significant transactions with related parties were as follows:

	For the Six Months Ended June 30,
	2025	2024
Transportation services to Fujian Desheng	$28	$116
Transportation services to Fujian Bafang	4	-
Transportation services to Chongqing Changjiang	27	-
Transportation services to Zhangwu Changjiang	1,177	-
Transportation services to Changzhou Changjiang	123	-
Transportation services to Shiyan Changjiang	136	-
Transportation services to Xiantao Modeling	178	-
Transportation services to Chengdu Changjiang	4	-
Transportation services to Changjiang Modeling	2,120	-
Transportation services to Kunshan Changjiang	329	-
Total	$4,126	$116
	For the Six Months Ended June 30,
	2025	2024
Transportation services from Fujian Bafang	$1,394	$939
Lease services from Fuzhou Tianyu	$124	$108
Lease services from Fuzhou Tianyu Management	$8	$8
Catering services from Fuzhou Tianyu Catering	$-	$1

ii)	Guarantees

The Company’s shareholder, CEO and Chairman, Yongxu Liu, his spouse, Xiying Yang, Yongteng Liu, and Fuzhou Puhui Technology Co., Ltd, were the guarantors of the Company’s bank loans.

iii)	Significant balances with related parties were as follows:

	As of June 30, 2025	As of December 31, 2024
Due from related parties
Fuzhou Tianyu	$59	$41
Fujian Desheng	-	39
Zhangwu Changjiang	1,077	26
Changjiang Modeling	296	582
Kunshan Changjiang	265	13
Fujian Bafang	4	-
Chongqing Changjiang	32	-
Changzhou Changjiang	88	-
Shiyan Changjiang	78	-
Xiantao Modeling	169	-
Chengdu Changjiang	5	-
Fuzhou Tianyu Management	1	-
Fuzhou Puhui Technology Co., Ltd	205	-
Total	$2,279	$701

	As of June 30, 2025	As of December 31, 2024
Due to related parties
Fujian Bafang (a)	$1,436	$1,662
Fuzhou Tianyu	-	18
Fuzhou Tianyu Management	-	7
Yongteng Liu	110	-
Total	$1,546	$1,687

(a)	On December 10, 2007, the Company entered into an interest-free loan agreement with Fujian Bafang for a principal amount of approximately $1.3 million (RMB 9.6 million). Such loan is due on demand.